Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The following is a reconciliation of basic and diluted earnings per share from continuing operations for the respective years:

In millions, except per share amounts	2014	2013	2012
Numerator for earnings per share calculation:
Income from continuing operations attributable to common stockholders(1)	$4,626	$4,600	$3,871
Denominator for earnings per share calculation:
Weighted average shares, basic	1,161	1,217	1,271
Effect of dilutive securities	8	9	9
Weighted average shares, diluted	1,169	1,226	1,280

Earnings per share from continuing operations:
Basic	$3.98	$3.78	$3.05
Diluted	$3.96	$3.75	$3.02

(1)	Comprised of income from continuing operations less amounts allocable to participating securities of $19 million for the year ended December 31, 2014.